North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS
August 31, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS - 92.1%
	COMMUNICATION SERVICES - 3.3%
560	Bandwidth Inc. - Class A*	$88,189
2,980	Boingo Wireless, Inc.*	38,710
2,760	Cogent Communications Holdings, Inc.*	185,638
8,020	Ooma, Inc.*	109,393
1,231	Scholastic Corp.	27,697
7,850	TrueCar, Inc.*	37,130
4,130	Vonage Holdings Corp.*	47,289
1,060	World Wrestling Entertainment, Inc. - Class A	46,714
		580,760
	CONSUMER DISCRETIONARY - 16.7%
510	Aaron's, Inc.	28,504
622	America's Car-Mart, Inc.*	62,511
680	Boot Barn Holdings, Inc. *	19,196
2,760	Callaway Golf Co.	57,574
9,980	Core-Mark Holding Co., Inc.*	333,532
1,670	Floor & Decor Holdings, Inc. - Class A*	122,311
920	Fox Factory Holding Corp.*	92,745
1,040	frontdoor, inc.*	45,313
5,160	Green Brick Partners, Inc.*	73,478
460	Installed Building Products, Inc.*	39,937
1,060	LCI Industries	120,448
1,010	LGI Homes, Inc.*	112,979
7,140	Magnite, Inc.*	52,479
3,850	MarineMax, Inc.*	113,228
3,620	MDC Holdings, Inc.	157,036
740	Ollie's Bargain Outlet Holdings, Inc.*	70,700
4,329	Perdoceo Education Corp.*	62,208
2,590	PetMed Express, Inc.	90,028
5,076	PlayAGS, Inc.*	20,304
2,330	The RealReal, Inc.*	37,420
11,140	Red Rock Resorts, Inc. - Class A	190,215
9,310	Scientific Games Corp.*	192,577
230	Stamps.com, Inc.*	57,348
2,370	Stitch Fix, Inc. - Class A*	57,235
500	Sturm Ruger & Co, Inc.	35,430
7,890	Tenneco Inc. - Class A*	64,146
8,720	Veoneer, Inc.*	121,034
1,043	Wingstop Inc.	170,426
8,100	WW International, Inc.*	190,188
2,640	YETI Holdings, Inc.*	135,643
		2,926,173
	CONSUMER STAPLES - 4.0%
4,790	The Chefs' Warehouse, Inc.*	70,940
550	Freshpet, Inc.*	62,480
1,080	Lancaster Colony Corp.	191,938
530	Medifast, Inc.*	86,242
2,120	Nu Skin Enterprises, Inc. - Class A	100,212
6,030	The Simply Good Foods Co.*	149,845
1,154	Turning Point Brands, Inc.	33,351
		695,008

	ENERGY - 2.4%
4,314	Cactus, Inc. - Class A	95,296
2,340	International Seaways, Inc.[2]	39,686
194	Maxeon Solar Technologies, Ltd.*[2]	4,026
19,840	NexTier Oilfield Solutions, Inc.*	49,997
15,540	Noble Energy, Inc.	154,623
21,090	RPC, Inc.	66,012
1,170	Scorpio Tankers Inc.[2]	13,853
		423,493
	FINANCIALS - 11.1%
4,420	American Equity Investment Life Holding Co.	105,682
5,205	Bank OZK	119,923
1,769	Customers Bancorp, Inc.*	22,590
2,630	eHealth, Inc.*	166,005
4,822	Encore Capital Group, Inc.*	221,523
7,412	First Horizon National Corp.*	70,785
4,560	Flagstar Bancorp, Inc.	143,275
3,260	Great Western Bancorp, Inc.	45,412
2,985	International Bancshares Corp.	94,266
900	National Bank Holdings Corp. - Class A	25,596
1,410	PRA Group, Inc.*	65,812
780	Primerica, Inc.	97,383
530	Reinsurance Group of America, Inc.	48,590
3,110	Synovus Financial Corp.	68,016
3,540	Univest Financial Corp.	56,959
12,670	Unum Group	234,142
3,291	Walker & Dunlop, Inc.	180,281
550	Washington Trust Bancorp, Inc.	18,359
4,504	Western Alliance Bancorp*	158,991
		1,943,590
	HEALTH CARE - 18.0%
830	ACADIA Pharmaceuticals Inc.*	32,860
1,745	Addus HomeCare Corp.*	163,437
3,443	Adverum Biotechnologies, Inc.*	42,005
4,898	Aeglea BioTherapeutics, Inc.*	35,633
7,100	Amicus Therapeutics, Inc.*	103,660
5,660	AnaptysBio, Inc.*	98,088
2,980	Apellis Pharmaceuticals, Inc.*	91,873
11,284	Ardelyx, Inc.*	64,770
200	Ascendis Pharma A/S - ADR*[2]	29,636
11,180	BioDelivery Sciences International, Inc.*	43,714
1,890	BioTelemetry, Inc.*	74,806
1,130	Bluebird Bio, Inc.*	67,009
5,340	Celldex Therapeutics Inc.*	63,760
530	China Biologic Products Holdings, Inc.*[2]	55,941
3,201	Constellation Pharmaceuticals, Inc.*	67,381
380	Deciphera Pharmaceuticals, Inc.*	17,104
10,417	Eiger BioPharmaceuticals, Inc.*	116,358
1,510	Homology Medicines, Inc.*	16,051
2,740	Iovance Biotherapeutics, Inc.*	91,324
230	iRhythm Technologies, Inc.*	50,641
5,880	IVERIC bio, Inc.*	26,401
1,140	Jazz Pharmaceuticals Plc*[2]	153,205
3,170	Kiniksa Pharmaceuticals, Ltd. - Class A*[2]	56,014
5,450	Kura Oncology, Inc.*	135,650
800	LivaNova Plc*[2]	37,520
1,820	Luminex Corp.*	48,576

2,450	Mersana Therapeutics, Inc.*	46,942
12,310	Molecular Templates, Inc.*	142,919
2,930	Natera, Inc.*	186,670
800	National Research Corp.	44,800
7,802	NextGen Healthcare, Inc.*	103,454
411	Quidel Corp.*	72,320
1,160	Rocket Pharmaceuticals, Inc.*	29,661
3,420	Sage Therapeutics, Inc.*	179,345
2,532	Simulations Plus, Inc.	150,857
900	STAAR Surgical Co.*	43,155
1,640	Tactile Systems Technology, Inc.*	63,025
1,900	Tandem Diabetes Care, Inc.*	214,168
592	Twist Bioscience Corp.*	41,399
400	uniQure NV*[2]	16,308
2,526	Voyager Therapeutics, Inc.*	29,781
		3,148,221
	INDUSTRIALS - 15.3%
620	Acuity Brands, Inc.	67,760
3,110	AeroVironment, Inc.*	237,573
6,210	BMC Stock Holdings, Inc.*	247,903
670	Comfort Systems USA, Inc.	33,949
2,930	Cornerstone Building Brands, Inc.*	23,323
835	CSW Industrials, Inc.	60,329
1,080	DXP Enterprises, Inc. of Texas*	20,779
2,400	Encore Wire Corp.	123,864
560	Exponent, Inc.*	45,055
480	Forward Air Corp.	28,315
7,590	H&E Equipment Services, Inc.*	153,773
440	HEICO Corp.	48,365
970	Insperity, Inc.	65,349
1,802	Korn Ferry*	54,961
10,260	Marten Transport Ltd.*	186,322
4,833	McGrath RentCorp	320,718
820	RBC Bearings, Inc.*	108,273
860	Robert Half International, Inc.	45,752
2,130	Spirit Airlines, Inc.*	38,084
5,550	Sunrun Inc.*	313,880
1,000	Trex Co, Inc.*	149,490
330	TriNet Group, Inc.*	22,387
1,090	UFP Industries, Inc.	64,691
1,420	Vicor Corp.*	123,583
2,930	Vivint Solar Inc.*	90,478
		2,674,956
	INFORMATION TECHNOLOGY - 15.2%
10,590	A10 Networks Inc.*	90,544
300	Alarm.com Holdings, Inc.*	17,961
1,410	Altair Engineering Inc. - Class A*	59,248
1,040	AppFolio, Inc. - Class A*	174,751
2,190	Axcelis Technologies, Inc.*	51,750
19,260	Box, Inc. - Class A*	378,074
2,910	Dolby Laboratories, Inc. - Class A*	203,263
720	DSP Group, Inc.*	10,325
3,889	ePlus, Inc.*	298,364
630	Fabrinet*[2]	43,961
10,360	Fitbit, Inc. - Class A*	65,890
29,411	Harmonic Inc.*	173,525
3,650	LivePerson, Inc.*	217,759

1,070	Manhattan Associates, Inc.*	104,057
4,750	National Instruments Corp.	170,477
9,830	NeoPhotonics Corp.*	65,468
640	Nutanix, Inc. - Class A*	18,374
3,003	OneSpan Inc.*	64,715
2,090	Paysign, Inc.*	13,460
4,550	Perficient, Inc.*	195,241
3,500	Pluralsight, Inc. - Class A*	66,990
3,780	Pure Storage, Inc. - Class A*	57,683
1,550	SunPower Corp.*(c)	17,345
1,620	Switch, Inc. - Class A	27,864
1,139	TTEC Holdings, Inc.	64,570
		2,651,659
	MATERIALS - 3.2%
10,840	Amyris, Inc.*	35,555
4,300	Boise Cascade Co.	196,940
1,268	Innospec Inc.	94,707
7,050	Louisiana-Pacific Corp.*	232,227
		559,429
	REAL ESTATE - 1.9%
1,850	The Howard Hughes Corp.*	109,354
8,100	Newmark Group, Inc. - Class A	35,883
1,080	RE/MAX Holdings, Inc. - Class A	37,951
3,230	Redfin Corp.*	153,651
		336,839
	UTILITIES - 1.0%
1,090	American States Water Co.	82,927
1,730	Clearway Energy, Inc. - Class C	44,132
470	Otter Tail Corp.	18,260
630	Unitil Corp.	26,586
		171,905
	TOTAL COMMON STOCKS
	(Cost $13,977,793)	16,112,033

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 6.4%
1,350	Alexander & Baldwin, Inc.	16,348
740	American Assets Trust, Inc.	18,907
15,530	CareTrust REIT, Inc.	300,816
12,020	Four Corners Property Trust, Inc.	303,505
1,021	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	43,352
460	Innovative Industrial Properties, Inc.	56,621
1,490	Physicians Realty Trust	27,043
4,930	QTS Realty Trust, Inc. - Class A	334,353
320	Rexford Industrial Realty, Inc.	15,354
	TOTAL REITS
	(Cost $1,095,104)	1,099,951

		RIGHTS - 0.0%
7,920		NewStar Financial, Inc. CVR*[1]	818
		TOTAL RIGHTS
		(Cost $ - )	818

		SHORT-TERM INVESTMENT - 1.1%
198,730		First American Treasury Obligations Fund - Class X, 0.07%[3]	198,730
		TOTAL SHORT-TERM INVESTMENT
		(Cost $198,730)	198,730

		TOTAL INVESTMENTS - 99.6%
		(Cost $15,271,627)	17,427,880
		Other Assets in Excess of Liabilities - 0.4%	65,902
		TOTAL NET ASSETS - 100.0%	$17,493,782

		ADR - American Depositary Receipt
		PLC - Public Limited Company

	*	Non-Income producing security.
	[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.005% of Net Assets. The total value of these securities is $818.
	[2]	Foreign security denominated in U.S. Dollars.
	[3]	The rate is the annualized seven-day yield at period end.

		The cost basis of investments for federal income tax purposes at August 31, 2020 was as follows*:
		Cost of investments	$15,271,627
		Gross unrealized appreciation	3,135,765
		Gross unrealized depreciation	(979,512)
		Net unrealized appreciation on investments	$2,156,253

		*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not
		reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please
		refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments.

North Square Dynamic Small Cap Fund
SUMMARY OF INVESTMENTS
As of August 31, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	18.0%
Consumer Discretionary	16.7%
Industrials	15.3%
Information Technology	15.2%
Financials	11.1%
Consumer Staples	4.0%
Communication Services	3.3%
Materials	3.2%
Energy	2.4%
Real Estate	1.9%
Utilities	1.0%
Total Common Stocks	92.1%
REITs	6.4%
Short-Term Investment	1.1%
Rights	0.0%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

North Square Dynamic Small Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of August 31, 2020 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2020, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3	Total
Investments
Common Stocks[1]	$16,112,033	$-	$-	$16,112,033
REITs	1,116,299	-	-	1,116,299
Rights	-	-	818	818
Short-Term Investment	198,730	-	-	198,730
Total Investments	$17,427,062	$-	$818	$17,427,880

[1] All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.
* The Fund did not hold any Level 2 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Dynamic Small Cap Fund
Beginning balance May 31, 2020	$5,544
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	(4,881)
Total unrealized appreciation/(depreciation)	155
Net purchases	-
Net sales	-
Balance as of August 31, 2020	$818